Short-Term Debt	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Short-Term Debt

Note 11. Short-Term Debt

At December 31, 2017 and 2016 the Bank had no debt outstanding classified as short-term.

At December 31, 2017, the Bank had established unsecured lines of credit of approximately $28.0 million with correspondent banks to provide additional liquidity if, and as needed. In addition, the Bank has the ability to borrow up to approximately $136.5 million from the Federal Home Loan Bank, subject to the pledging of collateral.